Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-Current Assets [Abstract]
Disclosure of Detailed Information about Other Assets

	December 31, 2021	December 31, 2020
Receivable from asset sales, net of loss allowance(a)	$10,321	$3,907
Investment in PGI(b)	2,294	—
Derivative assets(a) (note 15(a))	218	—
VAT receivable	8,845	6,522
Other	3,935	3,045
	$25,613	$13,474